ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 175,850	$ 51,889
Accrued liabilities	237,428	116,306
Total	$ 413,278	$ 168,195